SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL

15.    SHARE CAPITAL

(a)     Authorized share capital

The Company has an unlimited number of common shares without par value authorized for issue. The Company has an unlimited number of Class A and Class B preferred shares without par value authorized for issue. Each class can be issuable in series. No preferred shares have ever been issued.

(b)     Share options

In June 2020, upon approval by shareholders, the Company adopted an Omnibus Incentive Plan (the “Omnibus Plan”) to supplement and eventually replace the then-existing stock option plan (the “2016 Plan”). Pursuant to the Omnibus Plan, the Company may grant stock options (“Options”), restricted share units (“RSUs”), PSUs, and deferred share units (“DSUs”) to eligible employees, officers, directors, or consultants. The maximum number of common shares that the Company may issue is limited to 8% of the outstanding common shares, less the number of stock options already outstanding pursuant to the 2016 Plan and the Omnibus Plan, less twice the number of common shares counted as RSU, PSU, and DSU awards. There are additional limits with respect to insiders, individual grants, annual grants, and the number of which may be awarded to non-executive directors.

Options granted under the 2016 Plan will remain outstanding and be governed by the terms of the 2016 Plan. Options granted after the adoption of the Omnibus Plan will be governed by the Omnibus Plan.

Pursuant to the Omnibus Plan, options are non-transferable. The exercise price of options shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than ten years after the date of grant and will cease to be exercisable three months following the termination of the participant’s employment or engagement.

Pursuant to the 2016 Plan, options are non-transferable, subject to permitted transferees, and the aggregate may not exceed 10% of the outstanding shares at the time of an option grant, and the aggregate to any one person may not exceed 5% of the outstanding shares. The exercise price of options is determined by the Board but shall not be less than the closing price of the common shares on the Toronto Stock Exchange on the last business day immediately preceding the date of grant. Grant date share price is the closing market price on the day the options were granted. Options have expiry dates of no later than five years after the date of grant and cease to be exercisable 90 days following the termination of the participant’s employment or engagement.

	2021			2020
		Weighted
		average			Weighted
	Options	exercise		Options	average
	(000’s)		price	(000’s)	exercise price
Outstanding, January 1	9,709	C$	1.00	8,316	C$	1.20
Granted	2,341		1.04	6,255		0.56
Forfeited/Expired	(4,421)		1.28	(3,582)		0.78
Exercised	(775)		0.60	(1,280)		0.74
Outstanding, December 31	6,854	C$	0.87	9,709	C$	1.00
Exercisable, December 31	2,833	C$	0.98	3,355	C$	1.65

		Weighted
		average
	Options	remaining	Options		Weighted
	outstanding	contractual life	exercisable		average
Range of exercise prices	(000’s)	(years)	(000’s)		exercise price
C$0.54 to $0.62	2,634	3.32	1,033	C$	0.54
C$0.63 to $1.10	3,281	3.57	861		0.91
C$1.11 to $1.62	939	1.24	939		1.53
	6,854	3.15	2,833	C$	0.98

During the year ended December 31, 2021, the Company recorded share-based compensation expense relating to share options of $0.6 million (2020 - $0.7 million).

The weighted average fair value of options granted during the year ended December 31, 2021, was C$0.49 (2020 - C$0.23). The grant date fair value of share options granted was determined using a Black Scholes option pricing model using the following weighted average assumptions:

	2021	2020
Risk-free interest rate	0.54%	0.45%
Expected life (years)	3.14	3.11
Annualized volatility	71%	62%
Forfeiture rate	20%	17%

The annualized volatility assumption is based on the historical volatility of the Company’s common share price on the Toronto Stock Exchange. The risk-free interest rate assumption is based on government bonds with a remaining term equal to the expected life of the options.

(c)     Restricted share units (“RSUs”), Performance based restricted share unit (“PSUs”) and Deferred share units (“DSUs”)

RSUs are awards for service which upon vesting and settlement entitle the recipient to receive common shares, a cash equivalent, or a combination thereof. Vesting conditions for RSUs are set by the Board but cannot exceed three years. The choice of settlement method is at the Company’s sole discretion. The RSUs granted to date vest in several tranches over three years. An estimated forfeiture rate calculated and updated based on historical forfeitures and cancellations was used in the determination of fair value for the purposes of computing share-based compensation expense in the consolidated financial statements.

PSUs are granted to senior executives, and vest after a performance period of up to three years. The number of units that will ultimately vest ranges between 0% - 200% based on relative performance against a peer group of companies.  The PSUs granted may only be settled through the issuance of common shares. Performance results at the end of the performance period relative to the predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant.

DSUs are awards to participants for directorship which settle upon termination of service of the participant.  Vesting conditions for DSUs are set by the Board.  Upon settlement, DSUs entitle the recipient to receive common shares, a cash equivalent, or a combination thereof.  The choice of settlement method is at the Company’s sole discretion.  Timing of settlement after vesting occurs is at the discretion of the participant and can be any time between the date of termination of service of the participant and December 15th of the following calendar year.  The DSUs granted to date have vested immediately.

The fair values of the DSUs and RSUs granted to employees and directors have been estimated by reference to the fair value on the grant date of the equity instruments granted. The fair value of PSU was measured based on the fair value at the grant date using the Monte Carlo simulation technique on stock prices.

The Company has no history of paying dividends, and consequently, no amounts in respect of dividends were included in the estimates of fair value of the equity instruments granted.

The following table summarizes information about the RSUs outstanding at December 31, 2021 and 2020:

	2021			2020
		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	1,911,434	C$	0.70	1,243,530	C$	1.19
Granted	822,144		1.01	1,636,000		0.56
Settled	(580,045)		0.77	(779,596)		1.10
Cancelled	(676,058)		0.75	(188,500)		1.02
Outstanding at December 31	1,477,475	C$	0.82	1,911,434	C$	0.70

The following table summarizes information about the PSUs outstanding at December 31, 2021 and 2020:

	2021			2020

		Weighted			Weighted
		average grant			average grant
	Number of	date fair value		Number of	date fair value
	units	($/unit)		units	($/unit)
Balance at January 1	1,904,500	C$	0.70	531,000	C$	1.14
Granted	780,968		1.04	1,510,700		0.56
Cancelled	(858,414)		0.75	(137,200)		0.89
Outstanding at December 31	1,827,054	C$	0.82	1,904,500	C$	0.70

The fair value of PSU was measured based on the fair value at the grant date using the Monte Carlo simulation technique on stock prices.

The following table summarizes information about the DSUs outstanding at December 31, 2021, and 2020:

	2021			2020
			Weighted			Weighted
			average grant			average grant
	Number of		date fair value	Number of		date fair value
	units		($/unit)	units		($/unit)
Balance at January 1	2,420,189	C$	0.78	946,150	C$	1.19
Granted	781,354		0.91	2,167,939		0.57
Settled	(424,300)		1.15	(693,900)		0.69
Outstanding at December 31	2,777,243	C$	0.76	2,420,189	C$	0.78

During the year ended December 31, 2021, the Company recorded share-based compensation expense relating to RSUs, PSUs, and DSUs of $1.1 million (2020 – $1.8 million).

(d)     Share purchase warrants

The Company has issued 9,749,727 share purchase warrants at an exercise price of $1.317 per share. 6,321,695 share purchase warrants have an expiry date of May 17, 2022, and 3,428,032 share purchase warrants have an expiry date of June 27, 2022.

(e)     Earnings (loss) per share

	2021	2020
Income (loss) attributable to equity owners	$(42,241)	$334
Weighted average number of shares (000’s)	355,827	337,834
Earnings (loss) per share ‒ basic	$(0.12)	$0.00

	2021	2020
Income (loss) attributable to equity owners	$(42,241)	$334

Weighted average number of shares (000’s)	355,827	337,834
Incremental shares from RSUs, PSUs and DSUs	—	6,362
Weighted average diluted number of shares (000’s)	355,827	344,196

Earnings (loss) per share ‒ diluted	$(0.12)	$0.00

Anti-dilutive share purchase options, warrants, deferred share units, restricted share units and performance share units have not been included in the diluted earnings per share calculation.

(f)     Financings

On November 12, 2021, the Company closed a bought deal financing for aggregate gross proceeds of $23.0 million, pursuant to which the Company issued 88,461,538 common shares of the Company at the price of $0.26 per share.  The Company paid a cash commission to the underwriters equal to 6% of the gross proceeds of the financing and recognized net proceeds of $21.4 million after deducting share issuance costs.

On October 15, 2021, the Company entered into an At-the-Market Offering Agreement (the “ATM Agreement”), pursuant to which the Company may issue up to $25.0 million at prevailing market prices during the term of the ATM Agreement (the “ATM Facility”). The ATM Facility replaces the Company’s prior $25.0 million “at-the-market” facility, which expired on August 3, 2021. As at December 31, 2021, the Company has issued 175,827 common shares under the ATM Facility and received proceeds of $0.1 million.

On May 20, 2020, the Company closed a bought deal financing for aggregate gross proceeds of $16.1 million, pursuant to which the Company issued 40,250,000 common shares of the Company at the price of $0.40 per share. The Company paid a cash commission to the underwriters equal to 6% of the gross proceeds of the financing and recognized net proceeds of $14.7 million after deducting share issuance costs.